SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, DC 20549
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                             FORM N-Q
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               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES

              INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                       COPLEY FUND, INC.
            (Exact name of registrant as specified in charter)
                            ----------

                       245 Sunrise Ave.
                    Palm Beach, FL 33480
           (Address of principal executive offices) (Zip code)

                   Irving Levine, President
                      245 Sunrise Ave.
                    Palm Beach, FL 33480
              (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

             DATE OF FISCAL YEAR END:  FEBRUARY 28, 2005

              DATE OF REPORTING PERIOD:  May 31, 2005

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COPLEY FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2005

                                        Shares          Value
COMMON STOCKS-96.98%                    ------          ------

BANKING-6.75%
  Bank of America Corp                  20,000      $   926,400
  J.P Morgan Chase & Company            42,000        1,501,500
  KeyCorp                               15,000          491,400
  PNC Financial Services Group          35,000        1,912,750
                                                    ------------
                                                      4,832,050
                                                    ------------
DIVERSIFIED UTILITY COMPANIES-9.97%
  Alliant Energy Corp.                  20,000          552,000
  Dominion Resources, Inc.              30,000        2,109,300
  FPL Group                            110,000        4,471,500
                                                    ------------
                                                      7,132,800
                                                    ------------
DRUG COMPANIES-4.71%
  Bristol Myers Squibb Co.             100,000        2,536,000
  Pfizer, Inc.                          30,000          837,000
                                                    ------------
                                                      3,373,000
                                                    ------------
ELECTRIC AND GAS-16.51%
  American Electric Power               35,000        1,249,150
  Cinergy Corp.                         35,000        1,443,050
  First Energy Corp.                    40,000        1,772,000
  Great Plains Energy, Inc.             40,000        1,250,000
  Progress Energy, Inc.                 40,000        1,769,200
  Public Service Enterprise Group       15,000          832,500
  SCANA, Corp.                          50,000        2,108,500
  Sempra Energy, Inc.                   35,000        1,388,450
                                                    ------------
                                                   $ 11,812,850
                                                    ------------
ELECTRIC POWER COMPANIES-15.19%
  Ameren Corporation                    30,000     $  1,637,400
  DTE Energy Company                    55,000        2,614,700
  Exelon Corporation                    23,200        1,086,920
  Nstar                                 25,000        1,463,500
  PP&L Corp.                            50,000        2,875,500
  Southern Company                      35,000        1,188,250
                                                   ------------
                                                     10,866,270
                                                   ------------
GAS UTILITIES & SUPPLIES-13.29%
  Delta Natural Gas Co.                 20,000          514,400
  Energy East Corp.                     40,000        1,120,000
  Keyspan Energy Corp.                  45,000        1,788,300
  New Jersey Resources Corp.            37,500        1,691,250
  Northwest Natural Gas Co.             40,000        1,448,000
  Peoples Energy Corp.                  40,000        1,710,000

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  WGL Holdings Corp.                    38,000        1,236,520
                                                    -----------
                                                      9,508,470
                                                    -----------
HEALTH CARE PRODUCTS-1.07%
 *Zimmer Holdings, Inc.                 10,000          765,800
                                                    -----------
INSURANCE-3.09%
  Arthur J. Gallagher & Company         80,000        2,209,600
                                                    -----------
OILS-17.32%
  BP Amoco PLC.                         25,500        1,535,100
  Chevron Texaco Corp.                  46,200        2,484,636
  Exxon-Mobil Corp.                    106,086        5,962,033
  Sunoco, Inc.                          25,000        2,564,250
                                                    -----------
                                                   $ 12,546,019
                                                    -----------
RETAIL-1.32%
  Wal-Mart Stores, Inc.                 20,000      $   944,600
                                                     ----------
TELEPHONE-7.76%
  Bell South Corp.                      20,000          535,200
  Citizens Communications Company       20,000          272,800
  SBC Communications, Inc.              60,430        1,412,853
  Verizon Communications, Inc.          94,232        3,333,923

                                                     ----------
                                                      5,554,781
                                                     ----------
Total value of investments 96.98%
(Cost $28,775,759)                                   69,554,240

Total cash and cash equivalents 3.02%                 2,163,565
                                                     ----------
TOTAL INVESTMENTS 100%                              $71,717,805
                                                   ============

*Non-income producing securities.

At May 31, 2005, the tax basis of the Fund's investments was $28,775,759 and the unrealized appreciation was $40,788,482.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under

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        the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Copley Fund, Inc.


By (Signature and Title)           /s/ Irving Levine




                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: July 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Irving Levine



                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: July 27, 2005